Consolidated Statement of Changes in Stockholder's Equity (USD $) In Millions	Total	Capital in Excess of Par Value	Retained Earnings (Accumulated Deficit)	Foreign Currency Translation	Other Income Net Unrealized Gain (Loss) on Derivative Instruments	Other
Beginning Balance at Dec. 31, 2010	$ 1,607	$ 3,773	$ (2,137)	$ (11)	$ (18)
Net income (loss)	(149)		(149)
Foreign currency translation	(26)			(26)
Net unrealized gain on derivative instruments	9				9
Stock compensation expense	35	35
Other	(15)	(15)
Ending balance at Dec. 31, 2011	1,461	3,793	(2,286)	(37)	(9)
Net income (loss)	(66)		(66)
Foreign currency translation	33			33
Net unrealized gain on derivative instruments	10				10
Dividend declared to Parent	(746)	(327)	(419)
Stock compensation expense	38	38
Other	(14)	(14)
Ending balance at Dec. 31, 2012	716	3,490	(2,771)	(4)	1
Net income (loss)	(32)
Foreign currency translation	(44)
Net unrealized gain on derivative instruments	1				1
Ending balance at Jun. 30, 2013
Beginning Balance at Dec. 31, 2012	716	3,490	(2,771)	(4)	1
Net income (loss)	63		63
Foreign currency translation	19			19
Net unrealized gain on derivative instruments	3				3
Stock compensation expense	46	46
Other	(26)	(23)				(3)
Ending balance at Dec. 31, 2013	821	3,513	(2,708)	15	4	(3)
Net income (loss)	(337)
Foreign currency translation	(61)
Net unrealized gain on derivative instruments	(2)				(2)
Stock compensation expense	22	22
Other	(16)	(16)
Ending balance at Jun. 30, 2014	169	3,373	(3,157)
Beginning Balance at Mar. 31, 2014
Net income (loss)	3
Foreign currency translation	(1)
Net unrealized gain on derivative instruments	(5)				(5)
Ending balance at Jun. 30, 2014	$ 169		$ (3,157)